Portfolio of Investments – as of September 30, 2023 (Unaudited)
Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)
Common Stocks — 100.7% of Net Assets
	Aerospace & Defense — 1.1%
169	Axon Enterprise, Inc.(a)	$33,629
	Banks — 0.7%
783	Bank of NT Butterfield & Son Ltd.	21,204
	Building Products — 1.0%
147	Allegion PLC	15,318
561	AZEK Co., Inc.(a)	16,684
		32,002
	Capital Markets — 6.6%
102	Ares Management Corp., Class A	10,493
1,629	Brightsphere Investment Group, Inc.	31,586
330	Cboe Global Markets, Inc.	51,549
62	MSCI, Inc.	31,811
655	Nasdaq, Inc.	31,827
490	Raymond James Financial, Inc.	49,211
		206,477
	Chemicals — 1.5%
1,201	Axalta Coating Systems Ltd.(a)	32,307
143	LyondellBasell Industries NV, Class A	13,542
		45,849
	Commercial Services & Supplies — 3.5%
770	Republic Services, Inc.	109,733
	Communications Equipment — 2.3%
270	Motorola Solutions, Inc.	73,505
	Construction & Engineering — 2.0%
1,509	WillScot Mobile Mini Holdings Corp.(a)	62,759
	Construction Materials — 2.3%
359	Vulcan Materials Co.	72,525
	Consumer Staples Distribution & Retail — 3.0%
1,611	Performance Food Group Co.(a)	94,823
	Containers & Packaging — 2.0%
182	Avery Dennison Corp.	33,246
353	Crown Holdings, Inc.	31,233
		64,479
	Diversified Consumer Services — 0.8%
219	Grand Canyon Education, Inc.(a)	25,597
	Electric Utilities — 1.4%
931	Alliant Energy Corp.	45,107
	Electrical Equipment — 3.6%
429	AMETEK, Inc.	63,389
43	Hubbell, Inc.	13,477
706	nVent Electric PLC	37,411
		114,277
	Electronic Equipment, Instruments & Components — 1.9%
214	CDW Corp.	43,177
101	Fabrinet(a)	16,828
		60,005
	Financial Services — 0.7%
254	Apollo Global Management, Inc.	22,799
	Health Care Equipment & Supplies — 2.5%
70	Cooper Cos., Inc.	22,261
283	Dexcom, Inc.(a)	26,404
436	Hologic, Inc.(a)	30,258
		78,923
	Health Care Providers & Services — 5.2%
731	Cencora, Inc.	131,558
155	Laboratory Corp. of America Holdings	31,163
		162,721
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.4%
402	Aramark	$13,949
	Household Products — 1.5%
515	Church & Dwight Co., Inc.	47,189
	Independent Power & Renewable Electricity Producers — 2.4%
2,266	Vistra Corp.	75,186
	Industrial REITs — 3.6%
674	EastGroup Properties, Inc.	112,241
	Insurance — 5.0%
282	Allstate Corp.	31,418
250	Arthur J Gallagher & Co.	56,982
470	Reinsurance Group of America, Inc.	68,239
		156,639
	IT Services — 1.9%
170	MongoDB, Inc.(a)	58,796
	Life Sciences Tools & Services — 4.1%
147	Agilent Technologies, Inc.	16,437
1,140	Avantor, Inc.(a)	24,031
369	Bruker Corp.	22,989
341	IQVIA Holdings, Inc.(a)	67,092
		130,549
	Machinery — 2.4%
313	Crane Co.	27,807
578	Otis Worldwide Corp.	46,419
		74,226
	Media — 0.5%
103	Nexstar Media Group, Inc.	14,767
	Metals & Mining — 1.4%
2,417	Constellium SE(a)	43,989
	Mortgage Real Estate Investment Trusts (REITs) — 1.8%
5,944	Rithm Capital Corp.	55,220
	Multi-Utilities — 4.3%
600	Ameren Corp.	44,898
847	CMS Energy Corp.	44,984
560	WEC Energy Group, Inc.	45,108
		134,990
	Oil, Gas & Consumable Fuels — 7.5%
440	Diamondback Energy, Inc.	68,147
432	Hess Corp.	66,096
281	Pioneer Natural Resources Co.	64,504
1,185	Range Resources Corp.	38,406
		237,153
	Professional Services — 6.2%
268	CACI International, Inc., Class A(a)	84,133
62	Equifax, Inc.	11,357
1,032	Maximus, Inc.	77,070
453	SS&C Technologies Holdings, Inc.	23,801
		196,361
	Semiconductors & Semiconductor Equipment — 5.8%
1,026	Marvell Technology, Inc.	55,537
159	Monolithic Power Systems, Inc.	73,458
591	ON Semiconductor Corp.(a)	54,934
		183,929
	Software — 2.6%
210	Tyler Technologies, Inc.(a)	81,089
	Specialty Retail — 5.4%
55	AutoZone, Inc.(a)	139,700
74	Ulta Beauty, Inc.(a)	29,559
		169,259

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.5%
307	Skechers USA, Inc., Class A(a)	$15,028
	Trading Companies & Distributors — 1.3%
246	SiteOne Landscape Supply, Inc.(a)	40,209
	Total Common Stocks (Identified Cost $3,084,680)	3,167,183

Principal Amount
Short-Term Investments — 1.6%
$51,276	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $51,287 on 10/02/2023 collateralized by $58,800 U.S. Treasury Note, 0.750% due 8/31/2026 valued at $52,358 including accrued interest(b) (Identified Cost $51,276)	51,276
	Total Investments — 102.3% (Identified Cost $3,135,956)	3,218,459
	Other assets less liabilities — (2.3)%	(71,453)
	Net Assets — 100.0%	$3,147,006

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,167,183	$—	$—	$3,167,183
Short-Term Investments	—	51,276	—	51,276
Total Investments	$3,167,183	$51,276	$—	$3,218,459

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Oil, Gas & Consumable Fuels	7.5%
Capital Markets	6.6
Professional Services	6.2
Semiconductors & Semiconductor Equipment	5.8
Specialty Retail	5.4
Health Care Providers & Services	5.2
Insurance	5.0
Multi-Utilities	4.3
Life Sciences Tools & Services	4.1
Electrical Equipment	3.6
Industrial REITs	3.6
Commercial Services & Supplies	3.5
Consumer Staples Distribution & Retail	3.0
Software	2.6
Health Care Equipment & Supplies	2.5
Independent Power & Renewable Electricity Producers	2.4
Machinery	2.4
Communications Equipment	2.3
Construction Materials	2.3
Containers & Packaging	2.0
Construction & Engineering	2.0
Other Investments, less than 2% each	18.4
Short-Term Investments	1.6
Total Investments	102.3
Other assets less liabilities	(2.3)
Net Assets	100.0%